Real Estate 2013 Purchase Price Allocation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real Estate Properties [Line Items]
Land	$ 115,777	$ 94,970	$ 23,949
Building and improvements	491,040	581,064	97,603
Tenant origination and absorption cost	140,333	178,183	33,932
Finite-lived intangibles		(5,192)	5,277
Total	735,795	849,025	160,550
Comcast
Real Estate Properties [Line Items]
Land		3,146
Building and improvements		14,171
Tenant origination and absorption cost		8,656
Finite-lived intangibles		627
Total		26,600
Boeing
Real Estate Properties [Line Items]
Land		3,000
Building and improvements		5,291
Tenant origination and absorption cost		3,709
Finite-lived intangibles		0
Total		12,000
Schlumberger
Real Estate Properties [Line Items]
Land		2,800
Building and improvements		39,921
Tenant origination and absorption cost		7,831
Finite-lived intangibles		(1,802)
Total		48,750
UTC
Real Estate Properties [Line Items]
Land		1,330
Building and improvements		28,427
Tenant origination and absorption cost		9,431
Finite-lived intangibles		0
Total		39,188
Avnet
Real Estate Properties [Line Items]
Land		1,860
Building and improvements		28,908
Tenant origination and absorption cost		2,573
Finite-lived intangibles		(879)
Total		32,462
Cigna
Real Estate Properties [Line Items]
Land		8,600
Building and improvements		38,070
Tenant origination and absorption cost		10,032
Finite-lived intangibles		(2,202)
Total		54,500
Nokia
Real Estate Properties [Line Items]
Land		7,697
Building and improvements		18,114
Tenant origination and absorption cost		3,729
Finite-lived intangibles		0
Total		29,540
Verizon
Real Estate Properties [Line Items]
Land		5,300
Building and improvements		24,933
Tenant origination and absorption cost		11,835
Finite-lived intangibles		(2,068)
Total		40,000
Fox Head
Real Estate Properties [Line Items]
Land		3,672
Building and improvements		17,878
Tenant origination and absorption cost		5,352
Finite-lived intangibles		348
Total		27,250
Coca-Cola Refreshments
Real Estate Properties [Line Items]
Land		5,000
Building and improvements		42,845
Tenant origination and absorption cost		7,381
Finite-lived intangibles		1,474
Total		56,700
Atlanta Wildwood
Real Estate Properties [Line Items]
Land		4,189
Building and improvements		17,071
Tenant origination and absorption cost		6,342
Finite-lived intangibles		(1,467)
Total		26,135
General Electric
Real Estate Properties [Line Items]
Land		5,050
Building and improvements		43,557
Tenant origination and absorption cost		7,840
Finite-lived intangibles		4,553
Total		61,000
Community Insurance
Real Estate Properties [Line Items]
Land		1,177
Building and improvements		20,016
Tenant origination and absorption cost		2,307
Finite-lived intangibles		0
Total		23,500
Anthem
Real Estate Properties [Line Items]
Land		850
Building and improvements		7,200
Tenant origination and absorption cost		1,692
Finite-lived intangibles		(242)
Total		9,500
JPMorgan Chase
Real Estate Properties [Line Items]
Land		5,500
Building and improvements		29,583
Tenant origination and absorption cost		9,417
Finite-lived intangibles		0
Total		44,500
IBM
Real Estate Properties [Line Items]
Land		4,750
Building and improvements		24,530
Tenant origination and absorption cost		8,239
Finite-lived intangibles		(219)
Total		37,300
Aetna
Real Estate Properties [Line Items]
Land		3,000
Building and improvements		8,879
Tenant origination and absorption cost		3,451
Finite-lived intangibles		670
Total		16,000
CHRISTUS Health
Real Estate Properties [Line Items]
Land		1,950
Building and improvements		31,236
Tenant origination and absorption cost		15,686
Finite-lived intangibles		(2,522)
Total		46,350
Roush Industries
Real Estate Properties [Line Items]
Land		875
Building and improvements		9,579
Tenant origination and absorption cost		1,796
Finite-lived intangibles		0
Total		12,250
Eagle Rock Executive Office Center
Real Estate Properties [Line Items]
Land		1,366
Building and improvements		4,123
Tenant origination and absorption cost		896
Finite-lived intangibles		115
Total		6,500
College Park Plaza
Real Estate Properties [Line Items]
Land		737
Building and improvements		5,266
Tenant origination and absorption cost		1,397
Finite-lived intangibles		0
Total		7,400
Wells Fargo
Real Estate Properties [Line Items]
Land		3,100
Building and improvements		16,850
Tenant origination and absorption cost		9,498
Finite-lived intangibles		(3,448)
Total		26,000
One Century Place
Real Estate Properties [Line Items]
Land		8,025
Building and improvements		41,159
Tenant origination and absorption cost		20,003
Finite-lived intangibles		813
Total		70,000
Shire Pharmaceuticals
Real Estate Properties [Line Items]
Land		2,925
Building and improvements		13,490
Tenant origination and absorption cost		5,445
Finite-lived intangibles		(360)
Total		21,500
Comcast (Northpointe Corporate Center I)
Real Estate Properties [Line Items]
Land		2,292
Building and improvements		14,485
Tenant origination and absorption cost		2,445
Finite-lived intangibles		603
Total		19,825
Northpointe Corporate Center II
Real Estate Properties [Line Items]
Land		1,109
Building and improvements		6,066
Tenant origination and absorption cost		0
Finite-lived intangibles		0
Total		7,175
United HealthCare
Real Estate Properties [Line Items]
Land		2,920
Building and improvements		18,431
Tenant origination and absorption cost		5,079
Finite-lived intangibles		1,570
Total		28,000
Farmers
Real Estate Properties [Line Items]
Land		2,750
Building and improvements		10,985
Tenant origination and absorption cost		6,121
Finite-lived intangibles		(756)
Total		$ 19,100